Consolidated Combined Statements Of Changes In Equity And Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Consolidated Combined Statements Of Changes In Equity And Comprehensive Income [Abstract]
Issuance cost of ordinary shares	$ 7,707,115